Transactions with related parties (Tables)	6 Months Ended
Jun. 30, 2013
Related Party Transaction Due From To Related Party [Abstract]
Schedule Of Related Party Transactions [Table Text Block]

	2013	2012
Management fees, including capitalized fees	$305	$804
Commissions	127	323
Administrative fees	20	60
Brokerage fees	217	650